UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-2527

DWS Money Funds

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	7/31

Date of reporting period:	01/31/08

ITEM 1.           REPORT TO STOCKHOLDERS

JANUARY 31, 2008

Semiannual Report
to Shareholders

DWS Money Market Prime Series

Contents

click here Information About Your Fund's Expenses

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Investment Management Agreement Approval

click here Summary of Management Fee Evaluation by Independent Fee Consultant

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read the fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2007 to January 31, 2008).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended January 31, 2008
Actual Fund Return	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class B	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
Beginning Account Value 8/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/08	$ 1,022.10	$ 1,018.10	$ 1,018.50	$ 1,023.70	$1,024.40
Expenses Paid per $1,000*	$ 4.47	$ 8.47	$ 8.02	$ 2.85	$ 2.19
Hypothetical 5% Fund Return	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class B	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
Beginning Account Value 8/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/08	$ 1,020.71	$ 1,016.74	$ 1,017.19	$ 1,022.32	$ 1,022.97
Expenses Paid per $1,000*	$ 4.47	$ 8.47	$ 8.01	$ 2.85	$ 2.19
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class B	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
DWS Money Market Prime Series	.88%	1.67%	1.58%	.56%	.43%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation	1/31/08	7/31/07

Commercial Paper	37%	37%
Certificates of Deposit and Bank Notes	27%	13%
Short-Term Notes	20%	35%
Repurchase Agreements	7%	2%
Master Notes	3%	1%
Government & Agency Securities	3%	1%
Promissory Notes	2%	4%
Asset Backed	1%	1%
Time Deposits	—	5%
Guaranteed Investment Contracts	—	1%
	100%	100%
Weighted Average Maturity

DWS Money Market Prime Series	50 days	37 days
First Tier Retail Money Fund Average*	43 days	43 days
* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subjected to change.

For more complete details about the Fund's holdings, see pages 7-12. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the 14th day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for more contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of January 31, 2008 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 28.5%
ABN AMRO Bank NV, 3.85%, 4/22/2008	30,000,000	30,001,979
Banco Santander Central Hispano SA:
3.91%, 5/16/2008	36,000,000	36,003,109
4.22%, 6/16/2008	35,000,000	35,009,094
4.36%, 4/11/2008	10,000,000	10,001,154
4.99%, 2/1/2008	45,500,000	45,500,000
Bank of Scotland PLC:
4.5%, 11/19/2008	20,000,000	20,000,000
4.77%, 4/25/2008	15,000,000	15,000,000
4.91%, 4/23/2008	20,000,000	20,002,639
4.93%, 10/9/2008	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.3%, 2/21/2008	35,000,000	35,000,000
Barclays Bank PLC:
3.15%, 7/30/2008	40,000,000	40,000,000
5.2%, 4/9/2008	22,000,000	22,000,000
5.5%, 3/12/2008	38,000,000	38,000,000
BNP Paribas:
4.4%, 7/7/2008	20,000,000	20,000,853
5.1%, 3/13/2008	35,000,000	35,000,000
Calyon:
4.03%, 7/14/2008	15,000,000	15,000,000
4.8%, 3/25/2008	22,000,000	22,000,000
Canadian Imperial Bank of Commerce, 4.326%, 3/17/2008	45,000,000	45,000,391
Chase Bank USA NA, 5.15%, 2/12/2008	22,000,000	22,000,000
Citibank NA, 5.3%, 2/20/2008	15,000,000	15,000,000
Credit Industrial et Commercial:
4.135%, 4/15/2008	25,000,000	25,000,254
4.615%, 4/7/2008	22,000,000	22,000,199
4.95%, 2/1/2008	12,500,000	12,500,000
JPMorgan Chase Bank NA:
3.05%, 4/25/2008	70,000,000	70,000,000
4.75%, 6/10/2008	22,000,000	22,000,000
KBC Bank NV:
3.15%, 3/4/2008	65,000,000	65,001,045
5.7%, 3/6/2008	20,000,000	20,001,821
Landesbank Baden Wurttemberg, 5.4%, 3/18/2008	15,000,000	15,000,000
Landesbank Hessen-Thuringen Girozentrale, 3.1%, 5/5/2008	40,000,000	40,000,000
Metropolitan Life Global Funding I, 3.8%, 1/20/2009	10,000,000	10,000,000
Mizuho Corporate Bank:
3.11%, 4/1/2008	70,000,000	70,000,000
3.35%, 4/24/2008	50,000,000	50,000,000
4.93%, 2/19/2008	40,000,000	40,000,000
Natixis SA, 3.1%, 5/23/2008	11,200,000	11,200,000
Norinchukin Bank, 4.37%, 4/11/2008	20,000,000	20,000,000
UBS AG:
3.33%, 5/23/2008	42,000,000	42,000,000
4.03%, 7/11/2008	40,000,000	40,005,260
4.3%, 7/8/2008	36,200,000	36,200,000
5.38%, 3/18/2008	20,000,000	20,056,386
5.39%, 3/18/2008	45,000,000	45,000,000
5.48%, 3/7/2008	40,000,000	40,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,246,484,184)		1,246,484,184

Commercial Paper** 38.3%
Apache Corp., 3.4%, 2/1/2008	9,000,000	9,000,000
AstraZeneca PLC:
3.67%, 7/17/2008	20,000,000	19,659,506
4.95%, 4/7/2008	31,000,000	30,718,675
AT&T, Inc., 3.8%, 2/28/2008	25,000,000	24,928,750
Atlantic Asset Securitization Corp., 3.35%, 2/8/2008	25,000,000	24,983,715
Bank of America Corp., 4.865%, 4/11/2008	25,000,000	24,763,507
BP Capital Markets PLC, 4.45%, 3/28/2008	35,000,000	34,757,722
CAFCO LLC, 5.35%, 2/12/2008	36,000,000	35,941,150
Cancara Asset Securitization LLC:
4.87%, 2/8/2008	25,000,000	24,976,326
5.75%, 2/1/2008	40,000,000	40,000,000
CBA (Delaware) Finance, Inc., 4.93%, 3/17/2008	30,000,000	29,815,125
Chariot Funding LLC:
3.11%, 3/10/2008	10,000,000	9,967,172
3.65%, 2/20/2008	25,000,000	24,951,840
Ciesco LLC:
5.43%, 2/14/2008	25,000,000	24,950,979
5.45%, 2/14/2008	25,000,000	24,950,799
CVS Corp., 3.4%, 2/1/2008	25,000,000	25,000,000
Diageo Capital PLC, 3.4%, 2/1/2008	15,000,000	15,000,000
Eksportfinans AS, 4.61%, 4/21/2008	28,000,000	27,713,156
Electricite de France, 4.4%, 3/5/2008	15,000,000	14,939,500
Fortune Brands, Inc., 3.37%, 2/1/2008	27,500,000	27,500,000
General Electric Capital Corp.:
2.75%, 9/19/2008	22,000,000	21,611,792
3.0%, 5/27/2008	15,000,000	14,855,000
3.92%, 9/30/2008	20,000,000	19,472,978
4.62%, 4/21/2008	15,000,000	14,846,000
Giro Balanced Funding Corp., 3.31%, 3/6/2008	42,450,000	42,317,297
GlaxoSmithKline Finance PLC, 4.58%, 3/26/2008	15,000,000	14,896,950
Grampian Funding LLC:
4.865%, 2/11/2008	18,500,000	18,474,999
5.16%, 2/5/2008	33,000,000	32,981,080
Greenwich Capital Holdings, Inc.:
3.32%, 4/21/2008	70,000,000	69,483,556
3.34%, 4/24/2008	20,000,000	19,845,989
3.72%, 5/23/2008	20,000,000	19,768,533
3.8%, 5/23/2008	10,000,000	9,881,778
4.81%, 5/28/2008	20,000,000	19,687,350
Home Depot, Inc., 3.4%, 2/1/2008	15,000,000	15,000,000
KBC Financial Products International, Ltd., 4.97%, 2/12/2008	25,000,000	24,962,035
Kellogg Co.:
3.3%, 3/31/2008	5,000,000	4,972,958
3.65%, 2/22/2008	2,500,000	2,494,677
4.55%, 2/13/2008	14,000,000	13,978,767
Kitty Hawk Funding Corp.:
4.87%, 2/11/2008	35,000,000	34,952,653
4.87%, 2/14/2008	16,500,000	16,470,983
Kraft Foods, Inc., 3.3%, 2/1/2008	13,500,000	13,500,000
Liberty Street Funding, 5.4%, 2/19/2008	30,000,000	29,919,000
Market Street Funding LLC, 3.35%, 2/1/2008	7,000,000	7,000,000
Natexis Banques Populaires US Finance Co., LLC, 4.745%, 2/6/2008	20,000,000	19,986,819
Nestle Capital Corp.:
2.49%, 12/17/2008	15,000,000	14,668,000
4.3%, 10/31/2008	5,000,000	4,836,958
4.75%, 3/7/2008	25,000,000	24,884,549
Nieuw Amsterdam Receivables Corp., 3.2%, 2/1/2008	45,000,000	45,000,000
Nissan Motor Acceptance Corp.:
3.65%, 2/15/2008	10,000,000	9,985,806
3.8%, 2/7/2008	5,000,000	4,996,833
4.5%, 2/8/2008	10,000,000	9,991,250
4.5%, 2/12/2008	3,000,000	2,995,875
North Sea Funding LLC, 3.81%, 2/1/2008	45,000,000	45,000,000
Old Line Funding LLC:
3.65%, 2/15/2008	13,000,000	12,981,547
5.85%, 2/8/2008	30,418,000	30,383,399
Pfizer, Inc.:
4.4%, 5/14/2008	30,000,000	29,622,333
4.41%, 5/16/2008	10,000,000	9,871,375
4.53%, 4/28/2008	22,000,000	21,759,155
Procter & Gamble International Funding SCA, 4.47%, 2/14/2008	7,500,000	7,487,894
Ranger Funding Corp., 3.25%, 4/10/2008	40,000,000	39,750,833
Romulus Funding Corp., 4.65%, 2/15/2008	15,000,000	14,972,875
Royal Bank of Scotland Group PLC, 4.25%, 6/9/2008	25,000,000	24,619,271
Scaldis Capital LLC, 4.15%, 2/15/2008	12,500,000	12,479,826
Societe Generale North America, Inc.:
3.88%, 4/14/2008	34,000,000	33,732,495
4.0%, 7/7/2008	20,000,000	19,651,111
4.775%, 2/1/2008	10,000,000	10,000,000
Swedbank AB, 4.73%, 2/29/2008	18,000,000	17,933,780
Toyota Motor Credit Corp.:
3.24%, 4/25/2008	10,000,000	9,924,400
4.29%, 4/7/2008	20,000,000	19,842,700
4.5%, 2/12/2008	35,000,000	34,951,875
4.61%, 4/25/2008	22,500,000	22,257,975
4.84%, 3/31/2008	20,000,000	19,841,356
Tulip Funding Corp., 4.15%, 2/19/2008	20,000,000	19,958,500
United Parcel Service, Inc., 4.18%, 5/30/2008	10,000,000	9,861,828
Victory Receivables Corp.:
5.11%, 2/8/2008	12,000,000	11,988,077
5.5%, 2/15/2008	30,000,000	29,935,833
Windmill Funding Corp., 5.35%, 2/1/2008	30,000,000	30,000,000
Yorktown Capital LLC, 4.87%, 2/11/2008	22,774,000	22,743,192
Total Commercial Paper (Cost $1,674,790,017)		1,674,790,017

Short-Term Notes* 21.4%
ANZ National (Int'l) Ltd., 144A, 4.231%, 2/9/2009	12,500,000	12,500,000
Banco Espanol de Credito SA, 3.941%, 8/11/2008	50,000,000	50,000,000
Bank of America NA, 3.065%, 5/16/2008	11,500,000	11,500,000
Bank of Scotland PLC, 4.614%, 2/6/2009	27,500,000	27,500,000
BNP Paribas:
3.285%, 8/25/2008	30,000,000	30,000,000
4.079%, 2/13/2009	15,000,000	15,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 4.043%, 8/12/2008	25,000,000	25,000,000
Canadian Imperial Bank of Commerce:
3.16%, 6/9/2008	14,000,000	14,000,000
3.991%, 7/18/2008	15,000,000	14,986,580
Credit Agricole SA:
144A, 4.175%, 2/13/2009	37,500,000	37,500,000
4.853%, 7/22/2008	40,000,000	40,000,000
Danske Bank AS, 3.904%, 8/19/2008	44,000,000	43,998,394
DNB NOR Bank ASA, 3.376%, 9/24/2008	15,000,000	15,000,000
General Electric Capital Corp.:
3.793%, 8/19/2011	30,000,000	30,000,000
5.171%, 3/4/2008	79,750,000	79,754,895
HSBC Bank USA NA, 4.246%, 8/14/2008	65,000,000	65,003,726
HSBC Finance Corp., 4.55%, 8/6/2008	15,000,000	15,000,000
HSH Nordbank AG, 3.978%, 8/20/2008	25,000,000	25,000,000
Intesa Bank Ireland PLC, 3.386%, 8/22/2008	65,000,000	65,000,000
Metropolitan Life Global Funding I, 144A, 4.247%, 2/9/2009	7,500,000	7,500,000
Mitsubishi UFJ Trust & Banking Corp., 4.071%, 2/19/2008	25,000,000	25,000,000
Nordea Bank AB, 4.431%, 9/8/2008	50,000,000	49,999,124
Pyxis Master Trust, Series 2007-6, 5.17%, 3/6/2008	14,000,000	14,000,000
Skandinaviska Enskilda Banken, 4.009%, 8/19/2008	7,000,000	7,000,000
Societe Generale, 3.884%, 3/25/2008	25,000,000	24,999,105
SunTrust Bank, Atlanta, 3.893%, 4/21/2008	15,000,000	14,993,107
Toyota Motor Credit Corp., 3.3%, 2/11/2008	80,000,000	80,000,000
UniCredito Italiano Bank (Ireland) PLC:
4.256%, 8/14/2008	32,000,000	32,000,000
4.432%, 8/8/2008	24,000,000	23,999,182
4.461%, 8/8/2008	41,000,000	41,000,000
Total Short-Term Notes (Cost $937,234,113)		937,234,113

Master Notes 3.1%
Citigroup Global Markets, Inc., 3.225%*, 2/1/2008 (a)	85,000,000	85,000,000
The Bear Stearns Companies, Inc., 3.725%*, 2/1/2008 (a)	50,000,000	50,000,000
Total Master Notes (Cost $135,000,000)		135,000,000

Asset Backed 0.5%
Steers Mercury III Trust, 144A, 3.305%*, 5/27/2048 (Cost $23,582,568)	23,582,568	23,582,568

Promissory Notes 2.0%
Merrill Lynch & Co., Inc., 5.16%*, 3/4/2008 (Cost $85,000,000)	85,000,000	85,000,000

Government & Agency Securities 2.8%
3.96%**, 4/9/2008	24,000,000	23,820,480
4.1%**, 7/22/2008	12,000,000	11,764,933
Federal Home Loan Mortgage Corp.:
4.15%**, 6/9/2008	12,000,000	11,821,550
4.27%**, 3/20/2008	20,000,000	19,886,133
Federal National Mortgage Association:
3.73%**, 5/29/2008	15,000,000	14,816,608
4.2%**, 4/18/2008	18,000,000	17,838,300
4.235%**, 3/19/2008	24,000,000	23,867,304
Total Government & Agency Securities (Cost $123,815,308)		123,815,308

Repurchase Agreements 7.2%
BNP Paribas, 3.0%, dated 1/31/2008, to be repurchased at $50,004,167 on 2/1/2008 (b)	50,000,000	50,000,000
Greenwich Capital Markets, Inc., 3.0%, dated 1/31/2008, to be repurchased at $31,702,642 on 2/1/2008 (c)	31,700,000	31,700,000
JPMorgan Securities, Inc., 3.0%, dated 1/31/2008, to be repurchased at $50,004,167 on 2/1/2008 (d)	50,000,000	50,000,000
Merrill Lynch Government Securities, Inc., 2.8%, dated 1/31/2008, to be repurchased at $35,002,722 on 2/1/2008 (e)	35,000,000	35,000,000
The Bear Stearns & Co., Inc., 3.0%, dated 1/31/2008, to be repurchased at $146,368,130 on 2/1/2008 (f)	146,355,934	146,355,934
Total Repurchase Agreements (Cost $313,055,934)		313,055,934
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,538,962,124)+	103.8	4,538,962,124
Other Assets and Liabilities, Net	(3.8)	(167,309,767)
Net Assets	100.0	4,371,652,357
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of January 31, 2008.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $4,538,962,124.
(a) Reset date; not a maturity date.
(b) Collateralized by $50,240,392 Federal National Mortgage Association, with various coupon rates from 4.746-5.899%, with various maturity dates of 5/1/2035-5/1/2037 with a value of $51,000,000.
(c) Collateralized by $32,030,000 Federal National Mortgage Association, 3.375%, maturing on 12/15/2008 with a value of $32,338,207.
(d) Collateralized by $50,203,598 Government National Mortgage Association, with various coupon rates from 2.712-6.007%, with various maturity dates of 4/16/2016-3/16/2036 with a value of $51,001,483.
(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
27,423,529	Federal National Mortgage Association	7.448-13.4	9/25/2031- 5/25/2037	29,861,923
62,067,558	Federal National Mortgage Association — Interest Only	3.624-4.624	3/25/2033- 11/25/2033	5,838,191
Total Collateral Value				$ 35,700,114
(f) Collateralized by $146,374,016 Federal National Mortgage Association, with various coupon rates from 5.5-6.0%, with various maturity dates of 1/1/2037-2/1/2038 with a value of $149,285,957.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of January 31, 2008 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$ 4,538,962,124
Cash	518,464
Receivable for investments sold	15,017,112
Receivable for Fund shares sold	5,687,044
Interest receivable	13,853,185
Other assets	135,493
Total assets	4,574,173,422
Liabilities
Payable for investments purchased	195,475,875
Payable for Fund shares redeemed	1,378,858
Dividends payable	1,593,654
Accrued management fee	967,874
Other accrued expenses and payables	3,104,804
Total liabilities	202,521,065
Net assets, at value	$ 4,371,652,357
Net Assets Consist of
Distributions in excess of net investment income	(625,832)
Accumulated net realized gain (loss)	234,294
Paid-in capital	4,372,043,895
Net assets, at value	$ 4,371,652,357

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of January 31, 2008 (Unaudited) (continued)
Net Asset Value
DWS Cash Investment Trust Class A
Net Asset Value, offering and redemption price per share ($135,916,773 ÷ 136,018,616 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00
DWS Cash Investment Trust Class B
Net Asset Value, offering and redemption price per share ($33,686,705 ÷ 33,728,902 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00
DWS Cash Investment Trust Class C
Net Asset Value, offering and redemption price per share ($43,372,217 ÷ 43,399,828 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00
DWS Cash Investment Trust Class S
Net Asset Value, offering and redemption price per share ($592,885,904 ÷ 593,642,920 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00
DWS Money Market Fund
Net Asset Value, offering and redemption price per share ($3,565,790,758 ÷ 3,565,834,116 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended January 31, 2008 (Unaudited)
Investment Income
Income: Interest	$ 114,851,295
Expenses: Management fee	5,716,340
Services to shareholders	3,568,014
Distribution and service fees	508,752
Reports to shareholders and shareholder meeting	827,364
Custodian fee	67,879
Trustees' fees and expenses	54,113
Professional fees	141,787
Registration fees	102,266
Other	62,191
Total expenses before expense reductions	11,048,706
Expense reductions	(55,359)
Total expenses after expense reductions	10,993,347
Net investment income	103,857,948
Net realized gain (loss)	236,947
Net increase (decrease) in net assets resulting from operations	$ 104,094,895

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2008 (Unaudited)	Year Ended July 31, 2007
Operations: Net investment income	$ 103,857,948	$ 187,910,583
Net realized gain (loss)	236,947	(697)
Net increase (decrease) in net assets resulting from operations	104,094,895	187,909,886
Distributions to shareholders from net investment income: DWS Cash Investment Trust Class A	(2,614,687)	(2,032,244)*
DWS Cash Investment Trust Class B	(587,665)	(536,254)*
DWS Cash Investment Trust Class C	(706,770)	(548,761)*
DWS Cash Investment Trust Class S	(13,963,790)	(11,402,855)*
DWS Money Market Fund	(86,713,262)	(173,390,469)
Total distributions	(104,586,174)	(187,910,583)
Fund share transactions: Proceeds from shares sold	1,430,765,276	2,521,059,750
Reinvestment of distributions	103,368,007	183,816,351
Cost of shares redeemed	(1,551,593,110)	(2,523,978,597)
Net assets acquired in tax-free reorganization	—	809,867,584
Net increase (decrease) in net assets from Fund share transactions	(17,459,827)	990,765,088
Increase (decrease) in net assets	(17,951,106)	990,764,391
Net assets at beginning of period	4,389,603,463	3,398,839,072
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $625,832 and $102,394, respectively)	$ 4,371,652,357	$ 4,389,603,463
* For the period from March 12, 2007 (commencement of operations) to July 31, 2007.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS Cash Investment Trust Class A
Years Ended July 31,	2007[a]	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.022	.018
Distributions from net investment income	(.022)	(.018)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)	2.21**	1.77**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	136	116
Ratio of expenses (%)	.88*	.86*
Ratio of net investment income (%)	4.35*	4.51*
[a] For the six months ended January 31, 2008 (Unaudited). [b] For the period from March 12, 2007 (commencement of operations) to July 31, 2007. * Annualized ** Not annualized
DWS Cash Investment Trust Class B
Years Ended July 31,	2007[a]	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.018	.014
Distributions from net investment income	(.018)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)	1.81**	1.45c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	36
Ratio of expenses before expense reductions (%)	1.67*	1.69*
Ratio of expenses after expense reductions (%)	1.67*	1.67*
Ratio of net investment income (%)	3.56*	3.70*
[a] For the six months ended January 31, 2008 (Unaudited).
[b] For the period from March 12, 2007 (commencement of operations) to July 31, 2007.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

DWS Cash Investment Trust Class C
Years Ended July 31,	2007[a]	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.018	.015
Distributions from net investment income	(.018)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)	1.85**	1.48c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	39
Ratio of expenses before expense reductions (%)	1.58*	1.60*
Ratio of expenses after expense reductions (%)	1.58*	1.60*
Ratio of net investment income (%)	3.65*	3.77*
[a] For the six months ended January 31, 2008 (Unaudited).
[b] For the period from March 12, 2007 (commencement of operations) to July 31, 2007.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

DWS Cash Investment Trust Class S
Years Ended July 31,	2007[a]	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.024	.019
Distributions from net investment income	(.024)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)	2.37**	1.89**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	593	602
Ratio of expenses (%)	.56*	.56*
Ratio of net investment income (%)	4.67*	4.81*
[a] For the six months ended January 31, 2008 (Unaudited). [b] For the period from March 12, 2007 (commencement of operations) to July 31, 2007. * Annualized ** Not annualized
DWS Money Market Fund
Years Ended July 31,	2007[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.024	.050	.040	.019	.007	.011
Distributions from net investment income	(.024)	(.050)	(.040)	(.019)	(.007)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	2.44**	5.09	4.04	1.95	.71	1.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,566	3,596	3,399	3,392	3,432	4,117
Ratio of expenses (%)	.43*	.40	.44	.48	.43	.43
Ratio of net investment income (%)	4.80*	4.98	3.97	1.91	.72	1.12
[a] For the six months ended January 31, 2008 (Unaudited). * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Money Market Prime Series (the "Fund") is a diversified series of DWS Money Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options: DWS Cash Investment Trust Class A, B, C, S and DWS Money Market Fund shares. DWS Cash Investment Trust Class A shares are offered to investors without an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another DWS Scudder Fund. DWS Cash Investment Trust Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than DWS Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions. DWS Cash Investment Trust Class B shares automatically convert to DWS Cash Investment Trust Class A shares six years after issuance. DWS Cash Investment Trust Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than DWS Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. DWS Cash Investment Trust Class C shares do not convert into another class. DWS Money Market Fund and DWS Cash Investment Trust Class S shares are not subject to initial or contingent deferred sales charges. DWS Cash Investment Trust Class S shares are generally not available to new investors except under certain circumstances.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of January 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for each of the three open tax years as of July 31, 2007 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee of 1/12 of the annual rates of the average daily net assets of the Fund as follows, computed and accrued daily and payable monthly:

First $215,000,000 of the Fund's average daily net assets	.500%
Next $335,000,000 of such net assets	.375%
Next $250,000,000 of such net assets	.300%
Next $800,000,000 of such net assets	.250%
Next $800,000,000 of such net assets	.240%
Next $800,000,000 of such net assets	.230%
Over $3,200,000,000 of such net assets	.220%

Accordingly, for the six months ended January 31, 2008, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.26% of the Fund's average daily net assets.

For the period from August 1, 2007 through March 9, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses to the extent necessary to maintain total operating expenses of certain classes of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) as follows:

DWS Cash Investment Trust Class A	0.96%
DWS Cash Investment Trust Class B	1.67%
DWS Cash Investment Trust Class C	1.60%
DWS Money Market Fund	0.47%

For DWS Cash Investment Trust Class S shares, for the period from August 1, 2007 through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) to the extent necessary to maintain total operating expenses at 0.67%.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended January 31, 2008, the amounts charged to the Fund by DWS-SISC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at January 31, 2008
DWS Cash Investment Trust Class A	$ 173,157	$ 72,471
DWS Cash Investment Trust Class B	54,026	27,383
DWS Cash Investment Trust Class C	46,231	24,396
DWS Cash Investment Trust Class S	662,565	290,023
DWS Money Market Fund	1,709,133	652,397
	$ 2,645,112	$ 1,066,670

Distribution and Service Fees. Under the Fund's DWS Cash Investment Trust Class B and DWS Cash Investment Trust Class C 12b-1 Plans, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of DWS Cash Investment Trust Class B and DWS Cash Investment Trust Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of DWS Cash Investment Trust Class B and DWS Cash Investment Trust Class C shares. For the six months ended January 31, 2008, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at January 31, 2008
DWS Cash Investment Trust Class B	$ 123,381	$ 20,292
DWS Cash Investment Trust Class C	145,298	26,334
	$ 268,679	$ 46,626

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") to DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class B, and DWS Cash Investment Trust Class C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended January 31, 2008, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at January 31, 2008	Annualized Effective Rate
DWS Cash Investment Trust Class A	$ 150,514	$ 27,003.25%
DWS Cash Investment Trust Class B	41,127	6,702.25%
DWS Cash Investment Trust Class C	48,432	8,790.25%
	$ 240,073	$ 42,495

Contingent Deferred Sales Charge. DWS-SDI receives any contingent deferred sales charge ("CDSC") from DWS Cash Investment Trust Class B share redemptions occurring within six years of purchase and DWS Cash Investment Trust Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for DWS Cash Investment Trust Class B and 1% for DWS Cash Investment Trust Class C, of the value of the shares redeemed. There were no CDSC fees charged for DWS Cash Investment Trust Class B and DWS Cash Investment Trust Class C for the six months ended January 31, 2008. A deferred sales charge of up to 0.85% is assessed on certain redemptions of DWS Cash Investment Trust Class A shares. For the six months ended January 31, 2008, DWS-SDI received $995 for DWS Cash Investment Trust Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended January 31, 2008, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders and shareholder meeting" aggregated $13,511, of which $3,020 is unpaid.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specific amounts for various committee services and for the Board Chairperson.

C. Fee Reductions

For the six months ended January 31, 2008, the Advisor agreed to reimburse the Fund $15,980, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended January 31, 2008, the Fund's custodian fee was reduced by $2,280 and $37,099, respectively, for custodian and transfer agent credits earned.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended January 31, 2008		Year Ended July 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Cash Investment Trust Class A	64,770,816	$ 64,770,816	33,176,005*	$ 33,176,005*
DWS Cash Investment Trust Class B	14,957,428	14,957,428	10,114,740*	10,114,740*
DWS Cash Investment Trust Class C	26,062,851	26,062,851	18,751,781*	18,751,781*
DWS Cash Investment Trust Class S	133,256,852	133,256,852	118,638,337*	118,638,337*
DWS Money Market Fund	1,191,717,329	1,191,717,329	2,340,378,887	2,340,378,887
		$ 1,430,765,276		$ 2,521,059,750
Shares issued to shareholders in reinvestments of distributions
DWS Cash Investment Trust Class A	2,536,224	$ 2,536,224	1,983,584*	$ 1,983,584*
DWS Cash Investment Trust Class B	551,109	551,109	510,141*	510,141*
DWS Cash Investment Trust Class C	662,419	662,419	521,338*	521,338*
DWS Cash Investment Trust Class S	13,412,278	13,412,278	10,998,964*	10,998,964*
DWS Money Market Fund	86,205,977	86,205,977	169,802,324	169,802,324
		$ 103,368,007		$ 183,816,351
Shares redeemed
DWS Cash Investment Trust Class A	(47,595,625)	$ (47,595,625)	(33,026,973)*	$ (33,026,973)*
DWS Cash Investment Trust Class B	(18,178,493)	(18,178,493)	(17,137,386)*	(17,137,386)*
DWS Cash Investment Trust Class C	(22,358,359)	(22,338,359)	(17,062,524)*	(17,062,524)*
DWS Cash Investment Trust Class S	(156,038,829)	(156,038,829)	(143,441,306)*	(143,441,306)*
DWS Money Market Fund	(1,307,441,804)	(1,307,441,804)	(2,313,310,408)	(2,313,310,408)
		$ (1,551,593,110)		$ (2,523,978,597)
Shares issued in tax-free reorganization**
DWS Cash Investment Trust Class A	—	$ —	114,174,585	$ 114,088,239
DWS Cash Investment Trust Class B	—	—	42,911,363	42,872,874
DWS Cash Investment Trust Class C	—	—	36,802,322	36,779,775
DWS Cash Investment Trust Class S	—	—	616,816,624	616,126,696
		$ —		$ 809,867,584
Net increase (decrease)
DWS Cash Investment Trust Class A	19,711,415	$ 19,711,415	116,307,201*	$ 116,220,855*
DWS Cash Investment Trust Class B	(2,669,956)	(2,669,956)	36,398,858*	36,360,369*
DWS Cash Investment Trust Class C	4,386,911	4,386,911	39,012,917*	38,990,370*
DWS Cash Investment Trust Class S	(9,369,699)	(9,369,699)	603,012,619*	602,322,691*
DWS Money Market Fund	(29,518,498)	(29,518,498)	196,870,803	196,870,803
		$ (17,459,827)		$ 990,765,088
* For the period from March 12, 2007 (commencement of operations) to July 31, 2007.
** On March 12, 2007, DWS Cash Investment Trust was acquired by the Fund through a tax-free reorganization (see Note F).

F. Acquisition of Assets

On March 12, 2007, the Fund acquired all of the net assets of DWS Cash Investment Trust pursuant to a plan of reorganization approved by shareholders on January 25, 2007. The acquisition was accomplished by a tax-free exchange of 114,174,585 Class A shares, 42,911,363 Class B shares, 36,802,322 Class C shares and 616,816,624 Class S shares of DWS Cash Investment Trust outstanding on March 12, 2007. The net assets at that date of $114,088,239 for Class A, $42,872,874 for Class B, $36,779,775 for Class C and $616,126,696 for Class S of DWS Cash Investment Trust, were combined with those of DWS Money Market Prime Series. The aggregate net assets of the Fund immediately before the acquisition were $3,530,283,595. The combined net assets of the Fund immediately following the acquisition were $4,340,151,179.

Investment Management Agreement Approval

Board Considerations in Connection with the Annual Review of the Investment Management Agreement

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor") in September 2007. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. The Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Fund with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer group compiled by iMoneyNet Inc.), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper and supplemented by the independent fee consultant. The information provided to the Board, which included the effect of an expense cap for DWS Cash Investment Trust Class B shares that expires on March 10, 2010, showed that the Fund's management fee rate was at the 24th percentile of the peer group, and that the Fund's total expense ratios (excluding any 12b-1 fees and/or administrative service fees) were at the following percentiles of the peer universe: the 27th percentile for DWS Money Market Fund shares, the 71st percentile for DWS Cash Investment Trust Class A shares, the 74th percentile for DWS Cash Investment Trust Class B shares, the 52nd percentile for DWS Cash Investment Trust Class C shares, and the 68th percentile for DWS Cash Investment Trust Class S Shares. The Board also considered the Fund's management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses for DWS Money Market Fund shares, DWS Cash Investment Trust Class A shares, DWS Cash Investment Trust Class B shares, DWS Cash Investment Trust Class C shares and DWS Cash Investment Trust Class S shares until March 10, 2010.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although total expense ratios for certain share classes were above the median of the peer universe, such total expense ratios were within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DIMA's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included six breakpoints, designed to share economies of scale with Fund shareholders. The Board concluded that the management fee schedule, together with the expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by the Advisor for administrative services provided to the Fund and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DeAM products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

Board Considerations of an Amended and Restated Investment Management Agreement

On November 14, 2007, the Board, including all the Independent Board Members, approved an Amended and Restated Investment Management Agreement (the "Amended Management Agreement") with respect to the Fund. The Amended Management Agreement and an Administrative Services Agreement were presented to the Board and considered by it as part of a broader program initiated by DIMA to simplify and standardize the expense structures and related contracts for the DWS Funds.

The Board conducted a thorough review of the potential implications of the Amended Management Agreement and Administrative Services Agreement on the Fund's shareholders. The Independent Board Members met on several occasions to review and discuss the Amended Management Agreement and Administrative Services Agreement, both among themselves and with representatives of DIMA. They were assisted in this review by their independent legal counsel.

In approving the Amended Management Agreement, the Board considered the following factors, among others:

The proposed arrangements would facilitate uniformity and conform management and administrative fee structures across all DWS Funds.

The standardization and simplification of contract provisions and fees charged to the DWS Funds would reduce the risks of operational and compliance errors.

The aggregate fee paid by the Fund to DIMA will remain the same under the Amended Management Agreement and Administrative Services Agreement, although the separation of the investment management services and general administrative services provided by DIMA into two separate contracts, as is currently the case for certain other DWS Funds, would provide greater flexibility in the future to adjust the administrative services arrangements of the Fund, including increasing the fees paid for administrative services, without incurring the cost of a shareholder meeting.

The overall scope of the services being provided by DIMA and the standard of care applicable to those services would not be reduced as a result of restructuring the agreements.

The current expense limitation agreement would remain in place for the Fund.

The Board also considered that it renewed the Agreement for the Fund as part of its annual contract renewal process in September 2007 as described above. In connection with its review of the Amended Management Agreement, the Board considered DIMA's representation that the Board may rely on and take into account the information provided in connection with the renewal of the Agreement for the Fund. Accordingly, the Board took note of the factors it considered and the conclusions it reached in approving the renewal of the Agreement for the Fund.

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Amended Management Agreement are fair and reasonable and that the approval of the Amended Management Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Scudder representative by calling the appropriate number below:

For shareholders of Classes A, B, C and DWS Money Market Fund:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Nasdaq Symbol	CUSIP Number	Fund Number
DWS Money Market Fund	KMMXX	23339A 101	6
DWS Cash Investment Trust Class A	DOAXX	23339A 408	421
DWS Cash Investment Trust Class B	DOBXX	23339A 507	621
DWS Cash Investment Trust Class C	DOCXX	23339A 606	721
DWS Cash Investment Trust Class S	DOSXX	23339A 705	2021

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed in the first paragraph of this Privacy Statement.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2007

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 25, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 25, 2008